JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 97.3%

Australia - 2.9%
BHP Group Ltd.(a)	1,766	56,645
BHP Group plc	1,020	32,203
Rio Tinto plc	700	49,370

		138,218

Austria - 1.1%
Erste Group Bank AG	1,110	51,902

Belgium - 1.5%
KBC Group NV	823	71,574

China - 0.9%
Tencent Holdings Ltd.	709	44,396

Denmark - 5.3%
Carlsberg A/S, Class B	325	52,678
Coloplast A/S, Class B	232	33,703
Genmab A/S*	89	30,279
Novo Nordisk A/S, Class B	1,130	112,356
Orsted A/S(b)	246	26,189

		255,205

Finland - 1.0%
Kone OYJ, Class B	719	46,562

France - 16.6%
AXA SA	2,128	67,390
BNP Paribas SA	862	61,502
Capgemini SE	335	75,289
Kering SA	82	61,094
L’Oreal SA	174	74,285
LVMH Moet Hennessy Louis Vuitton SE	156	128,123
Pernod Ricard SA	236	50,393
Safran SA	415	50,262
TotalEnergies SE	2,747	156,212
Vinci SA	690	75,625

		800,175

Germany - 7.8%
adidas AG	197	53,970
Allianz SE (Registered)	314	80,505
Deutsche Boerse AG	289	51,308
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	158	49,930
RWE AG	1,099	46,353
Symrise AG	380	45,464
Volkswagen AG (Preference)	229	47,662

		375,192

Hong Kong - 3.0%
AIA Group Ltd.	8,312	86,773
Hong Kong Exchanges & Clearing Ltd.	989	56,425
JD.com cash in lieu of shares*	34	1,279

		144,477

India - 0.9%
HDFC Bank Ltd., ADR	609	41,807

Japan - 15.8%
Daikin Industries Ltd.	266	55,887
FANUC Corp.	180	35,516
Hoya Corp.	575	74,507
Keyence Corp.	194	99,609
Kubota Corp.	2,187	46,895
Kyowa Kirin Co. Ltd.	1,468	36,577
Makita Corp.	926	34,643
Nidec Corp.	508	45,015
Recruit Holdings Co. Ltd.	937	46,324
Shin-Etsu Chemical Co. Ltd.	333	55,781
SMC Corp.	103	57,394
Sony Group Corp.	795	88,891
Sysmex Corp.	266	25,283
Tokyo Electron Ltd.	120	58,696

		761,018

Netherlands - 4.4%
Adyen NV*(b)	18	36,091
ASML Holding NV	182	123,250
ING Groep NV	3,485	51,534

		210,875

Singapore - 1.9%
DBS Group Holdings Ltd.	3,429	90,080

South Africa - 1.3%
Anglo American plc	1,458	64,265

South Korea - 1.9%
Delivery Hero SE*(b)	381	29,446
Samsung Electronics Co. Ltd., GDR(b)	23	35,415
Samsung Electronics Co. Ltd., GDR(b)	18	27,702

		92,563

Spain - 2.2%
Iberdrola SA	5,605	64,260
Industria de Diseno Textil SA	1,454	44,100

		108,360

Sweden - 4.7%
Assa Abloy AB, Class B	1,976	54,096
Atlas Copco AB, Class A	1,009	59,735
Svenska Handelsbanken AB, Class A	5,662	60,342
Volvo AB, Class B	2,352	53,068

		227,241

Switzerland - 8.6%
Lonza Group AG (Registered)	97	66,907
Nestle SA (Registered)	1,222	157,754
Roche Holding AG	282	109,271
SGS SA (Registered)	17	47,213
Straumann Holding AG (Registered)	21	34,085

		415,230

Taiwan - 1.7%
Sea Ltd., ADR*	236	35,530
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	403	49,464

		84,994

United Kingdom - 10.6%
Diageo plc	1,798	90,714
GlaxoSmithKline plc	3,350	74,754
Legal & General Group plc	10,236	40,021
Linde plc	226	72,014
London Stock Exchange Group plc	427	41,849

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Persimmon plc	1,198	39,035
Prudential plc	3,033	51,125
RELX plc	2,154	66,044
Smith & Nephew plc	2,014	34,252

		509,808

United States - 3.2%
Ferguson plc	453	71,195
Schneider Electric SE	505	85,524

		156,719

TOTAL COMMON STOCKS (Cost $3,596,354)		4,690,661

SHORT-TERM INVESTMENTS - 4.4%

INVESTMENT COMPANIES - 3.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(c)(d)(Cost $157,582)	157,519	157,582

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(c)(d)	47,990	47,975
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	5,538	5,538

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $53,517)		53,513

TOTAL SHORT-TERM INVESTMENTS (Cost $211,099)		211,095

Total Investments - 101.7% (Cost $3,807,453)		4,901,756

Liabilities in Excess of Other Assets - (1.7)%		(80,117)

Net Assets - 100.0%		4,821,639

Percentages indicated are based on net assets.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Banks	8.8%
Insurance	7.7
Machinery	6.8
Pharmaceuticals	6.8
Textiles, Apparel & Luxury Goods	5.0
Semiconductors & Semiconductor Equipment	4.7
Metals & Mining	4.1
Health Care Equipment & Supplies	4.1
Beverages	4.0
Chemicals	3.5
Professional Services	3.3
Food Products	3.2
Oil, Gas & Consumable Fuels	3.2
Capital Markets	3.1
Electrical Equipment	2.7
Household Durables	2.6
IT Services	2.3
Building Products	2.2
Electronic Equipment, Instruments & Components	2.0
Electric Utilities	1.8
Construction & Engineering	1.5
Personal Products	1.5
Trading Companies & Distributors	1.5
Life Sciences Tools & Services	1.4
Technology Hardware, Storage & Peripherals	1.3
Aerospace & Defense	1.0
Automobiles	1.0
Others (each less than 1.0%)	4.6
Short-Term Investments	4.3

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $50,222.

(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(d)	The rate shown is the current yield as of January 31, 2022.

*	Non-income producing security.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$138,218	$–	$138,218
Austria	–	51,902	–	51,902
Belgium	–	71,574	–	71,574
China	–	44,396	–	44,396
Denmark	–	255,205	–	255,205
Finland	–	46,562	–	46,562
France	–	800,175	–	800,175
Germany	–	375,192	–	375,192
Hong Kong	–	144,477	–	144,477
India	41,807	–	–	41,807
Japan	–	761,018	–	761,018
Netherlands	–	210,875	–	210,875
Singapore	–	90,080	–	90,080
South Africa	–	64,265	–	64,265
South Korea	–	92,563	–	92,563
Spain	–	108,360	–	108,360
Sweden	–	227,241	–	227,241
Switzerland	–	415,230	–	415,230
Taiwan	84,994	–	–	84,994
United Kingdom	–	509,808	–	509,808
United States	–	156,719	–	156,719

Total Common Stocks	126,801	4,563,860	–	4,690,661

Short-Term Investments
Investment Companies	157,582	–	–	157,582
Investment of Cash Collateral from Securities Loaned	53,513	–	–	53,513

Total Short-Term Investments	211,095	–	–	211,095

Total Investments in Securities	$337,896	$4,563,860	$–	$4,901,756

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$123,785	$500,653	$466,845	$(11)	$— (c)	$157,582	157,519	$13	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(a)(b)	111,000	268,000	331,000	(20)	(5)	47,975	47,990	18	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	13,466	255,052	262,980	—	—	5,538	5,538	2	—

Total	$248,251	$1,023,705	$1,060,825	$(31)	$(5)	$211,095		$33	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.
(c)	Amount rounds to less than one thousand.